TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current taxes	$ 580	$ 689	$ 211
Deferred taxes expense (benefit)	20	(34)	234
Write off of prepaid and withholding taxes	1,828	909	1,759
Income tax expense	$ 2,428	$ 1,564	$ 2,204